Acquisitions - Additional information (Details) £ in Millions	12 Months Ended
Dec. 31, 2022 GBP (£)
Disclosure of detailed information about business combination
Revenue contributed by business acquisition	£ 19
Adjusted operating profit contributed by business acquisition	(5)
Net profit contributed by business acquisition	(24)
Integration costs and amortisation of acquired intangibles	19
Net cash inflow from operating activities contributed by business acquisition	(4)
Group revenue, pro forma basis	8,567
Adjusted operating profit, pro forma basis	2,679
Net profit, pro forma basis	£ 1,626